Expense Example - FidelitySAIEmergingMarketsIndexFund-PRO - FidelitySAIEmergingMarketsIndexFund-PRO - Fidelity SAI Emerging Markets Index Fund - Fidelity SAI Emerging Markets Index Fund	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 8
3 years	37
5 years	72
10 years	$ 175